Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jan. 01, 2019
Research and Development Expense, Total		$ 5,212,000	$ 1,793,000	$ 2,137,000	$ 8,722,000
Restricted Cash, Total		253,000	$ 55,000
Grants Receivable				5,700,000
Grant Reimbursements		1,900,000
Reclassification of Warrant into Equity		$ 234,000
Potentially dilutive shares excluded from the computation of diluted earnings per share		781,845	5,064,059
Gain (Loss) on Extinguishment of Debt, Total		$ 11,000
Embedded Derivative, Fair Value of Embedded Derivative Asset		0
Embedded Derivative, Fair Value of Embedded Derivative Liability		0
Operating Lease, Liability, Total		743,000		239,000
Lessee, Operating Lease, Liability, Payments, Due, Total		891,000
Operating Lease, Right-of-Use Asset		687,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total							$ 227,000,000
Lessee, Operating Lease, Liability, Payments, Due, Total							$ 239,000,000
Lessee, Operating Lease, Discount Rate							9.41%
Operating Lease, Right-of-Use Asset							$ 227,000,000
Modified March 2018 and Modified September 2018 Notes [Member]
Gain (Loss) on Extinguishment of Debt, Total	$ 11,000
Embedded Derivative, Fair Value of Embedded Derivative Liability				0		$ 0
Research and Development Expense [Member]
Collaboration Initiation Payment		75,000
Money Market Funds [Member]
Restricted Cash, Total		198,000
Letter of Credit 1 [Member]
Restricted Cash, Total		$ 55,000		$ 55,000	55,000
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years		5 years
Grants Receivable		$ 5,700,000
Clinical Study, Premier Research International LLC and CRF Health, Inc. [Member]
Research and Development Expense, Total				$ 95,000	6,200,000
Clinical Study, PRA Health, CRF Health, Inc., Premier Research International LLC, ICON Central Laboratories, and Almac Clinical Services [Member]
Research and Development Expense, Total				$ 185,000	$ 0
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk, Percentage		26.00%		52.00%	56.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk, Percentage		26.00%		26.00%	31.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk, Percentage		23.00%		15.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Two of the Three Vendors Supporting Clinical Study Activities [Member]
Concentration Risk, Percentage		26.00%		67.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | One of the Two Vendors Supporting Manufacturing Activities [Member]
Concentration Risk, Percentage		26.00%			56.00%